Property and Equipment (Narrative) (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Property and Equipment [Line Items]
Depreciation expense	$ 28.0	$ 29.6	$ 29.6
Accumulated depreciation and amortization	202.5	192.5
Asset retirement obligation	7.0	9.0
Equipment under capital leases [Member]
Property and Equipment [Line Items]
Depreciation expense	3.5	4.0	$ 1.6
Accumulated depreciation and amortization	$ 4.7	$ 6.8